INVESTMENT IN TREASURY METALS (Details 2)	12 Months Ended
Dec. 31, 2021 CAD ($)
INVESTMENT IN TREASURY METALS
Loss before income taxes	$ (1,517)
Deferred income tax recovery	(2,233)
Net loss for the year	(3,750)
Other comprehensive income	(766)
Total comprehensive loss	$ (4,516)